Consolidating financial information - Cash flow statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidating financial information
Net cash flows from operating activities	[1]	£ (3,102)	£ (6,823)	£ 35,712
Net cash flows from investing activities		(716)	(7,994)	(6,152)
Net cash flows from financing activities	[2]	(2,547)	472	(5,509)
Effects of exchange rate changes on cash and cash equivalents		(1,983)	676	(16)
Net increase/(decrease) in cash and cash equivalents		(8,348)	(13,669)	24,035
Cash and cash equivalents at beginning of year		108,936	122,605	98,570
Cash and cash equivalents at end of year		100,588	108,936	122,605
Consolidation adjustments
Consolidating financial information
Net cash flows from operating activities		2,545	65,131	2,724
Net cash flows from investing activities		(1,746)	15,684	(4,238)
Net cash flows from financing activities		3,379	(964)	4,718
Effects of exchange rate changes on cash and cash equivalents		60	(222)	1,013
Net increase/(decrease) in cash and cash equivalents		4,238	79,629	4,217
Cash and cash equivalents at beginning of year		(7,283)	(86,912)	(91,129)
Cash and cash equivalents at end of year		(3,045)	(7,283)	(86,912)
RBSG plc
Consolidating financial information
Net cash flows from operating activities		4,376	16,620	2,030
Net cash flows from investing activities		21	(9,481)	(2,078)
Net cash flows from financing activities		(4,164)	(7,078)	(888)
Effects of exchange rate changes on cash and cash equivalents		(1)	1	(14)
Net increase/(decrease) in cash and cash equivalents		232	62	(950)
Cash and cash equivalents at beginning of year		307	245	1,195
Cash and cash equivalents at end of year		539	307	245
NWM Plc
Consolidating financial information
Net cash flows from operating activities		(1,068)	(6,480)	(74,357)
Net cash flows from investing activities		892	18,335	(2,077)
Net cash flows from financing activities		(606)	(670)	(9,668)
Effects of exchange rate changes on cash and cash equivalents		(835)	332	87
Net increase/(decrease) in cash and cash equivalents		(1,617)	11,517	(86,015)
Cash and cash equivalents at beginning of year		24,575	13,058	99,073
Cash and cash equivalents at end of year		22,958	24,575	13,058
Subsidiaries
Consolidating financial information
Net cash flows from operating activities		(8,955)	(82,094)	105,315
Net cash flows from investing activities		117	(32,532)	2,241
Net cash flows from financing activities		(1,156)	9,184	329
Effects of exchange rate changes on cash and cash equivalents		(1,207)	565	(1,102)
Net increase/(decrease) in cash and cash equivalents		(11,201)	(104,877)	106,783
Cash and cash equivalents at beginning of year		91,337	196,214	89,431
Cash and cash equivalents at end of year		£ 80,136	£ 91,337	£ 196,214

[1]	Includes interest received of £11,245 million (2018 - £10,927 million, 2017 - £10,946 million) and interest paid of £3,318 million (2018 - £2,511 million, 2017 - £2,300 million).
[2]	2018 and 2017 have been re-presented to align the balance sheet classification. MREL was previously presented in Operating activities and is now presented in Financing activities.